Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Online game services CNY	Dec. 31, 2012 Online game services CNY	Dec. 31, 2011 Online game services CNY	Dec. 31, 2013 Advertising services CNY	Dec. 31, 2012 Advertising services CNY	Dec. 31, 2011 Advertising services CNY	Dec. 31, 2013 E-mail, wireless value-added services and others CNY	Dec. 31, 2012 E-mail, wireless value-added services and others CNY	Dec. 31, 2011 E-mail, wireless value-added services and others CNY
Segment Information
Number of reportable segments	3	3
Total revenues:
Revenues	$ 1,614,097	9,771,255	8,379,961	7,472,751	8,308,618	7,287,063	6,552,431	1,094,623	850,157	795,422	368,014	242,741	124,898
Sales tax expense
Sales tax expense	(94,996)	(575,080)	(179,005)	(182,099)	(444,154)	(86,478)	(103,824)	(107,156)	(82,680)	(75,349)	(23,770)	(9,847)	(2,926)
Net revenues:
Net revenues	1,519,101	9,196,175	8,200,956	7,290,652	7,864,464	7,200,585	6,448,607	987,467	767,477	720,073	344,244	232,894	121,972
Cost of revenues:
Cost of revenues	(409,422)	(2,478,516)	(2,578,067)	(2,372,288)	(1,649,803)	(1,872,734)	(1,859,176)	(461,286)	(474,165)	(380,201)	(367,427)	(231,168)	(132,911)
Gross profit (loss):
Gross profit	$ 1,109,679	6,717,659	5,622,889	4,918,364	6,214,661	5,327,851	4,589,431	526,181	293,312	339,872	(23,183)	1,726	(10,939)